Segment Information - Summary of Information by Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 388,379	$ 305,179	$ 233,591
Intangible assets, property, plant and equipment, joint ventures and associates	272,090	278,487	293,320
Europe [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	118,960	100,609	81,573
Intangible assets, property, plant and equipment, joint ventures and associates	38,617	41,416	42,265
Asia Oceania And Africa [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	153,716	114,683	87,635
Intangible assets, property, plant and equipment, joint ventures and associates	117,127	122,345	121,618
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	89,876	66,854	44,615
Intangible assets, property, plant and equipment, joint ventures and associates	59,625	55,898	62,066
Other Americas [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	25,827	23,033	19,768
Intangible assets, property, plant and equipment, joint ventures and associates	$ 56,721	$ 58,828	$ 67,371